Investment Strategy	Dec. 31, 2025
Stratified LargeCap Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. Under normal market conditions, the Fund invests at least 80% of its total assets in the securities comprising the Index. The Index utilizes all of the same constituents as the S&P 500 Index, but weights them according to Syntax LLC’s (“Syntax” or the “Index Provider”) proprietary Stratified WeightTM methodology. From time to time, the Fund may invest in and hold securities that are not included in the Index when the Adviser believes such securities will help the Fund to achieve its investment objective.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed by Syntax to seek to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices.

To achieve a stratified weight exposure, the Index reclassifies the constituents of the underlying index according to their “Related Business Risks” by following the Syntax FIS Sector Taxonomy (“SFST”) to determine industry classification, which utilizes Syntax’s proprietary Functional Information System (FIS®) technology to capture the attributes of a company's business models and its underlying product lines. SFST presents classification as a series of descending tiers (i.e., by Sector, Sub-Sector, Industry, Sub-Industry, and Business Activities). Each of the eight primary Sectors of the Index (Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare) has a target starting weight at each rebalance of one eighth of the index, or 12.5%.

Each descending level of the SFST tiers then equally divides its allocated weight across each group within that tier (e.g., equally across each Sub-Sector within a Sector, or equally across each Industry within a Sub-Sector), and this process is repeated until the bottom level tier is reached and the assigned weight is divided equally across all the constituents of the final group in that tier. Because each descending tier may have a different number of groups and final constituent securities, the resulting constituent weights may differ significantly from an equally-weighted index.

Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

Under normal market conditions, the Index rebalances quarterly. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of April 2, 2026 was between $5.3 billion and $3.7 trillion.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its total assets in the securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated.
Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a portfolio of equity securities, including common stocks and/or ETFs, that tracks a benchmark index (the “Syntax Stratified LargeCap Index” (the “Index”)) while also employing risk management strategies to limit downside risk and generate additional returns. The Index utilizes all of the same constituents as the S&P 500 Index but weights them according to Syntax LLC’s (“Syntax” or the “Index Provider”) proprietary Stratified WeightTM methodology. The Fund may obtain investment exposure to the Index by investing in one or more ETFs designed to track the performance of the Index. The ETFs in which the Fund invests seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, are constituents of the S&P 500 Index. When applying this 80% investment policy, the Fund will count direct investments in equity securities of large capitalization companies and investments in ETFs that provide exposure to large capitalization companies.

Syntax’s Stratified-WeightTM is the weighting methodology by which Syntax diversifies an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed by Syntax to seek to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices.

To achieve a stratified weight exposure, the Index reclassifies the constituents of the underlying index according to their “Related Business Risks” by following the Syntax FIS Sector Taxonomy (“SFST”) to determine industry classification, which utilizes Syntax’s proprietary Functional Information System (FIS®) technology to capture the attributes of a company's business models and its underlying product lines. SFST presents classification as a series of descending tiers (i.e. by Sector, Sub-Sector, Industry, Sub-Industry, and Business Activities and Individual Product Lines). Each of the eight primary Sectors of the Index (Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare) has a target starting weight at each rebalance of one eighth of the index, or 12.5%.

Each descending level of the SFST tiers then equally divides its allocated weight across each group within that tier (e.g., equally across each Sub-Sector within a Sector, or equally across each Industry within a Sub-Sector), and this process is repeated until the bottom level tier is reached and the assigned weight is divided equally across all the constituents of the final group in that tier. Because each descending tier may have a different number of groups and final constituent securities, the resulting constituent weights may differ significantly from an equally-weighted index.

The Fund may gain exposure to the Index through investments in the equity securities comprising the Index or through investments in ETFs that seek to track the performance of the Index. To the extent that the Fund derives exposure to the Index through direct investments in the Index’s constituents, Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest the Fund’s equity portfolio in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index and given the number of constituents of the Index.

To the extent that the Fund derives exposure to the Index through investments in an ETF that seeks to track the Index, the Fund will invest significantly in the Stratified LargeCap Index ETF (“SSPY”). SSPY seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. The Adviser to the Fund also serves as the investment adviser to SSPY. Under normal market conditions, SSPY invests at least 80% of its total assets in the securities comprising the Index. From time to time, SSPY may invest in and hold securities that are not included in the Index when the investment adviser believes such securities will help SSPY to achieve its investment objective. SSPY may invest up to 20% of its assets in investments that are not included in the Index, but that the investment adviser believes will help SSPY track the performance of the Index. Additional information regarding SSPY, including its prospectus and most recent annual report, is available without charge by visiting www.stratifiedfunds.com/sspy.

In addition to its equity holdings, the Fund will also use option spread strategies in an effort to manage the risk of the Fund’s equity holdings to negative market movements and to obtain option premiums to offset the cost of the options. The Fund may protect against large losses by hedging the Fund’s equity exposure through purchases of protective put option spreads on indices or funds. An option spread is a strategy where the Fund holds a long option and a short option, but with different prices or expirations. The Fund’s option spreads will include put and call option spreads on equity market indices, futures options on equity market indices, or funds. These strategies may be used to seek additional cash flow in the form of premiums from options sold by the Fund, contributing to the Fund’s total return, or when the Adviser believes there is the potential for higher risk of loss in equity markets. In exchange for this income, the Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall net asset value.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies.